UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master
              Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o The Series underperformed the benchmark Lehman Brothers U.S. Aggregate Index for the six-month period as the Series returned 0.60% compared to 1.13% for the Index.

What factors influenced performance?

      o There were two main detractors from the portfolio's relative performance. First, the portfolio was underweight versus the benchmark in U.S. Treasury issues, which experienced a powerful rally, most notably in the first quarter. While much of this rally reversed in April and May, it resurfaced in June and our underweight detracted. Additionally, the portfolio's overweight to spread sectors, namely mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), negatively affected performance as these issues declined considerably over the six months.

      o On the positive side, the portfolio's curve steepening bias included a long duration position in the five-year and shorter sector of the yield curve, which benefited performance (primarily in the first quarter) as the sector rallied. Security selection in the asset-backed sector also enhanced results, as the portfolio had minimal exposure to the troubled subprime sector. Similarly, corporate security selection was modestly beneficial, aided by our higher-quality bias and avoidance of riskier issuers.

Describe recent portfolio activity.

      o The active management of duration, curve exposure, sector and sub-sector allocations and security selection is central to BlackRock's style of fixed income management. The portfolio began the period slightly short relative to the benchmark duration, though it remained near neutral for the majority of the period.

      o Following the significant widening of 2007, we found valuations on high-quality spread product to be more attractive relative to Treasury issues. Accordingly, we chose to underweight the portfolio's Treasury and agency exposure, while overweighting MBS and CMBS. Throughout the six months, we reduced exposure to corporate debt, moving from a slight overweight to an underweight by period-end.

Describe portfolio positioning at period-end.

      o The portfolio ended the period neutral duration versus the benchmark, with a small yield curve steepening bias. The portfolio's Treasury and agency underweights remained as we continue to find high-quality spread assets more attractive on a relative value basis. As such, we continue to hold notable overweights in fixed- and adjustable-rate agency MBS, agency and non-agency adjustable-rate mortgages and AAA-rated superior senior CMBS. We hold a below-benchmark weighting in corporates, with a focus on higher-quality issues and subordinated debt of stronger financial names. Given the opportunities in the current market environment, the portfolio continues to offer a higher yield than the benchmark, while maintaining high average credit quality.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in the market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Core Bond Enhanced Index Series
Portfolio Information as of June 30, 2008

                                                            Percent of Long-Term
Quality Ratings(1)                                              Investments
--------------------------------------------------------------------------------
AAA/Aaa ........................................................    82%
AA/Aa ..........................................................     8
A/A ............................................................     4
BBB/Baa ........................................................     3
Not Rated ......................................................     3
--------------------------------------------------------------------------------
(1)Using the higher of Standard & Poor's or Moody's Investors Services, Inc. ratings.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
                                   Asset-Backed Securities                                             (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Capital Auto Receivables Asset Trust Series 2004A
                                   Class A2B, 3.058%, 12/15/10                                       $ 3,000          $   3,002,003
                                   Chase Issuance Trust:
                                       Series 2007-A17 Class A, 5.12%, 10/15/14                        2,400              2,425,498
                                       Series 2008-A9 Class A9, 4.26%, 5/15/13                         2,815              2,796,590
                                   Honda Auto Receivables Owner Trust:
                                       Series 2006-3 Class A3, 5.12%, 10/15/10                         4,926              4,976,190
                                       Series 2008-1 Class A2, 3.77%, 9/20/10                          3,045              3,044,265
                                   MBNA Credit Card Master Note Trust Series 2001-A5
                                   Class A5, 2.668%, 3/15/11                                           3,030              3,029,190
                                   Nissan Auto Receivables Owner Trust Series 2006-A
                                   Class A3, 4.74%, 9/15/09                                            1,728              1,735,431
                                   Option One Mortgage Loan Trust Series 2007-5 Class
                                   2A1, 2.573%, 5/25/37 (a)                                            1,989              1,830,149
                                   SLM Student Loan Trust Series 2008-5 (a):
                                       Class A2, 3.973%, 10/25/16                                      3,600              3,648,816
                                       Class A3, 4.173%, 1/25/18                                         910                926,280
                                       Class A4, 4.573%, 7/25/23                                       2,450              2,532,712
                                   USAA Auto Owner Trust Series 2005-4 Class A4, 4.89%,
                                   8/15/12                                                             3,069              3,107,054
                                   Wachovia Auto Owner Trust Series 2005-B Class A5,
                                   4.93%, 11/20/12                                                     2,903              2,941,346
                                   Whole Auto Loan Trust Series 2004-1 Class A4, 3.26%,
                                   3/15/11                                                             1,556              1,556,290
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Asset-Backed Securities - 10.8%                                                 37,551,814
-----------------------------------------------------------------------------------------------------------------------------------

Industry                           Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%         Northrop Grumman Corp., 7.125%, 2/15/11                               431                459,463
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%     United Parcel Service, Inc., 6.20%, 1/15/38                           325                329,415
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                 DaimlerChrysler NA Holding Corp.:
                                       7.30%, 1/15/12                                                    206                217,999
                                       6.50%, 11/15/13                                                   312                323,537
                                                                                                                      -------------
                                                                                                                            541,536
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%             The Bear Stearns Cos., Inc.:
                                       3.218%, 7/19/10 (a)                                               475                465,761
                                       6.40%, 10/02/17                                                   675                667,029
                                   Credit Suisse Guernsey Ltd., 5.86% (a)(b)                           1,367              1,139,597
                                   Goldman Sachs Capital II, 5.793% (a)(b)                               562                390,792
                                   The Goldman Sachs Group, Inc.:
                                       5.25%, 10/15/13                                                   456                446,360
                                       6.15%, 4/01/18                                                    375                363,810
                                   Lehman Brothers Holdings, Inc.:
                                       7.875%, 8/15/10                                                   180                185,195
                                       4.476%, 9/15/22 (a)                                               575                557,119
                                       Series I, 5.25%, 2/06/12                                          630                596,190
                                       Series MTN, 7%, 9/27/27                                           305                282,005

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Industry                           Corporate Bonds (continued)                                         (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Morgan Stanley:
                                       6.60%, 4/01/12                                                $   364          $     370,086
                                       Series F, 5.55%, 4/27/17                                        1,910              1,708,298
                                   UBS AG Series DPNT, 5.875%, 12/20/17                                1,865              1,814,179
                                                                                                                      -------------
                                                                                                                          8,986,421
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%            ANZ National International Ltd., 2.82%,
                                   4/14/10 (a)(c)                                                      3,255              3,228,582
                                   BSCH Issuance Ltd., 7.625%, 11/03/09                                1,103              1,131,001
                                   Bank One Corp., 5.90%, 11/15/11                                       217                221,083
                                   Barclays Bank Plc, 7.434% (a)(b)(c)                                   700                656,584
                                   Corporacion Andina de Fomento, 6.875%, 3/15/12                        393                413,024
                                   HSBC Bank USA NA, 4.625%, 4/01/14                                     515                489,114
                                   Korea Development Bank, 4.75%, 7/20/09                                735                737,813
                                   M&T Bank Corp., 3.85%, 4/01/13 (a)(c)                                 500                479,024
                                   Royal Bank of Scotland Group Plc, 6.99% (a)(b)(c)                   1,100                990,031
                                   Wells Fargo & Co., 4.375%, 1/31/13                                  3,525              3,413,282
                                                                                                                      -------------
                                                                                                                         11,759,538
-----------------------------------------------------------------------------------------------------------------------------------
Communications                     Cisco Systems, Inc., 5.50%, 2/22/16                                   257                259,289
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%     International Business Machines Corp., 5.70%,
                                   9/14/17                                                               755                766,261
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%            CitiFinancial Credit Co., 10%, 5/15/09                                110                114,888
                                   FIA Card Services NA:
                                       4.625%, 8/03/09                                                   400                399,049
                                       7.125%, 11/15/12                                                  225                240,089
                                   SLM Corp.:
                                       3.471%, 7/27/09 (a)                                             1,075              1,007,865
                                       Series A, 4%, 1/15/09                                           1,675              1,654,384
                                                                                                                      -------------
                                                                                                                          3,416,275
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              Bank of America Corp.:
Services - 5.6%                        6.60%, 5/15/10                                                     83                 85,179
                                       4.875%, 1/15/13                                                   551                536,440
                                       4.75%, 8/01/15                                                    625                584,796
                                       7.80%, 9/15/16                                                    400                428,629
                                       6%, 9/01/17                                                       425                409,493
                                       5.75%, 12/01/17                                                 1,730              1,624,660
                                   Citigroup, Inc.:
                                       6.50%, 1/18/11                                                     92                 94,615
                                       6%, 2/21/12                                                       147                148,188
                                       5.85%, 12/11/34                                                   257                216,489
                                       8.30%, 12/21/77 (a)                                             1,230              1,161,525
                                   General Electric Capital Corp.:
                                       6.15%, 8/07/37                                                  1,000                938,378
                                       6.375%, 11/15/67 (a)                                              925                874,873

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Industry                           Corporate Bonds (continued)                                         (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   General Electric Capital Corp. (concluded):
                                       Series A, 4.875%, 10/21/10                                    $   441          $     447,933
                                       Series A, 5%, 12/01/10                                          7,332              7,521,547
                                   JPMorgan Chase & Co.:
                                       3.50%, 3/15/09                                                    294                292,834
                                       4.50%, 11/15/10                                                   368                367,164
                                       6.625%, 3/15/12                                                   474                488,799
                                   JPMorgan Chase Bank NA, 6%, 7/05/17                                   950                931,263
                                   JPMorgan Chase Capital XXV, 6.80%, 10/01/37                         2,450              2,199,083
                                                                                                                      -------------
                                                                                                                         19,351,888
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      Deutsche Telekom International Finance BV, 3.875%,
Services - 0.3%                    7/22/08                                                               588                587,965
                                   GTE Corp., 6.94%, 4/15/28                                             187                185,130
                                   Telecom Italia Capital SA, 5.25%, 10/01/15                            349                319,389
                                                                                                                      -------------
                                                                                                                          1,092,484
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%          Commonwealth Edison Co., 6.95%, 7/15/18                               206                204,455
                                   Florida Power & Light Co., 5.95%, 2/01/38                             775                766,131
                                   Florida Power Corp., 6.40%, 6/15/38                                   325                330,089
                                   PacifiCorp., 6.25%, 10/15/37                                          475                469,721
                                                                                                                      -------------
                                                                                                                          1,770,396
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 Halliburton Co., 5.50%, 10/15/10                                      110                113,957
Services - 0.1%                    Transocean, Inc., 6%, 3/15/18                                         360                360,539
                                                                                                                      -------------
                                                                                                                            474,496
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%               Kraft Foods, Inc., 6.50%, 8/11/17                                   1,115              1,116,419
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            WellPoint, Inc., 5.95%, 12/15/34                                      221                191,083
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.4%                   American International Group, Inc., 8.175%,
                                   5/15/58 (a)(c)                                                      1,360              1,279,908
                                   Chubb Corp., 6.375%, 3/29/67 (a)                                      386                353,092
                                   MetLife, Inc.:
                                       6.125%, 12/01/11                                                  110                114,535
                                       5%, 11/24/13                                                      331                325,639
                                       5.70%, 6/15/35                                                    147                129,617
                                   Metropolitan Life Global Funding I, 5.125%,
                                   4/10/13 (c)                                                         1,825              1,797,056
                                   Monumental Global Funding II, 4.375%,
                                   7/30/09 (c)                                                           368                364,939
                                   Progressive Corp., 6.70%, 6/15/37 (a)                                 645                565,584
                                   SunAmerica, Inc., 5.60%, 7/31/97                                      110                 85,085
                                                                                                                      -------------
                                                                                                                          5,015,455
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                       Comcast Cable Communications Holdings, Inc.,
                                   8.375%, 3/15/13                                                       750                825,575
                                   Comcast Cable Communications LLC, 8.875%,
                                   5/01/17                                                               331                379,579

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Par
Industry                           Corporate Bonds (continued)                                         (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Comcast Corp.:
                                       5.85%, 1/15/10                                                $   342          $     347,240
                                       6.50%, 1/15/17                                                    221                222,314
                                       7.05%, 3/15/33                                                    327                332,224
                                       6.50%, 11/15/35                                                   184                174,915
                                   News America, Inc.:
                                       7.25%, 5/18/18                                                    489                520,529
                                       7.28%, 6/30/28                                                    250                256,926
                                   Time Warner Cable, Inc., 6.20%, 7/01/13                             2,200              2,237,107
                                   Time Warner Cos., Inc., 6.875%, 6/15/18                               259                257,095
                                                                                                                      -------------
                                                                                                                          5,553,504
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%             Corporacion Nacional del Cobre de Chile - CODELCO,
                                   6.375%, 11/30/12 (c)                                                  120                126,178
                                   Inco Ltd., 7.75%, 5/15/12                                             221                235,954
                                   Teck Cominco Ltd., 6.125%, 10/01/35                                   110                 96,744
                                                                                                                      -------------
                                                                                                                            458,876
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%             Dominion Resources, Inc., 5.70%, 9/17/12                              221                224,390
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%            Federated Department Stores, Inc.:
                                       6.625%, 9/01/08                                                    18                 18,021
                                       6.30%, 4/01/09                                                     99                 98,612
                                   Target Corp., 6%, 1/15/18                                           2,450              2,458,749
                                                                                                                      -------------
                                                                                                                          2,575,382
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              Anadarko Finance Co. Series B, 6.75%, 5/01/11                         287                298,327
Fuels - 0.9%                       Anadarko Petroleum Corp., 6.45%, 9/15/36                              221                218,146
                                   Consolidated Natural Gas Co. Series C, 6.25%,
                                   11/01/11                                                              349                360,185
                                   EnCana Corp., 4.75%, 10/15/13                                         441                423,323
                                   Kern River Funding Corp., 4.893%, 4/30/18 (c)                          95                 91,162
                                   Midamerican Energy Holdings Co.:
                                       5.95%, 5/15/37                                                    588                551,626
                                       6.50%, 9/15/37                                                    400                403,989
                                   PTT PCL, 5.875%, 8/03/35 (c)                                          200                174,942
                                   Pemex Project Funding Master Trust, 9.125%,
                                   10/13/10                                                               68                 74,120
                                   XTO Energy, Inc., 6.75%, 8/01/37                                      575                583,058
                                                                                                                      -------------
                                                                                                                          3,178,878
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%     Celulosa Arauco y Constitucion SA, 5.125%, 7/09/13                    221                217,161
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%             GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                         850                848,854
                                   Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36                       118                112,975
                                                                                                                      -------------
                                                                                                                            961,829
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                    Oracle Corp., 5.75%, 4/15/18                                          590                589,496
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                 Golden West Financial Corp., 4.75%, 10/01/12                          169                162,016
Finance - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                       Par
Industry                           Corporate Bonds (concluded)                                        (000)               Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         Sprint Capital Corp., 6.375%, 5/01/09                             $   294          $     294,000
Services - 0.2%                    Vodafone Group Plc:
                                       7.75%, 2/15/10                                                    390                407,537
                                       6.25%, 11/30/32                                                   147                136,061
                                                                                                                      -------------
                                                                                                                            837,598
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Corporate Bonds - 20.2%                                                         70,289,549
-----------------------------------------------------------------------------------------------------------------------------------
                                   Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                   Canadian Government International Bond, 5.25%,
                                   11/05/08                                                            1,463              1,475,926
                                   Chile Government International Bond, 5.50%,
                                   1/15/13                                                               257                266,021
                                   China Government International Bond, 7.30%,
                                   12/15/08                                                              368                373,972
                                   Export-Import Bank of Korea:
                                       5.125%, 2/14/11                                                   294                292,177
                                       5.125%, 3/16/15                                                   459                424,206
                                   Inter-American Development Bank, 6.80%,
                                   10/15/25                                                              735                878,687
                                   Mexico Government International Bond Series A,
                                   6.75%, 9/27/34                                                        350                371,350
                                   Poland Government International Bond, 5%,
                                   10/19/15                                                              162                161,303
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Foreign Government Obligations - 1.2%                                            4,243,642
-----------------------------------------------------------------------------------------------------------------------------------
                                   U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   Fannie Mae Guaranteed Pass Through Certificates:
                                        4.50%, 2/01/19 - 7/15/23 (d)                                  24,866             24,071,813
                                        5.00%, 7/15/23 - 7/15/38 (d)                                  35,079             33,890,691
                                        5.50%, 7/15/23 - 7/15/38 (d)                                  55,032             54,661,485
                                        5.846%, 8/01/36                                                3,718              3,813,547
                                        6.00%, 2/01/13 - 7/15/38                                       5,172              5,226,042
                                        6.50%,12/01/25 - 10/01/36                                      1,359              1,405,838
                                        7.00%, 4/01/27 - 3/01/31                                         160                169,786
                                        7.50%, 10/01/27 - 5/01/32                                        155                166,972
                                        8.00%, 9/01/15 - 9/01/31                                         137                148,804
                                        8.50%, 5/01/30 - 1/01/31                                          12                 13,157
                                        9.50%, 7/01/17                                                    28                 30,985
                                        10.00%, 10/01/18 - 5/01/22                                        14                 15,328
                                        10.50%, 12/01/16                                                   4                  4,596
                                   Freddie Mac Mortgage Participation Certificates:
                                        4.50%, 2/01/11 - 12/01/35 (d)                                 15,140             14,498,084
                                        5.00%, 11/01/17 - 2/01/36 (d)                                 37,655             36,760,115

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   U.S. Government Agency Mortgage-Backed                                Par
                                   Securities (concluded)                                               (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5.50%, 12/01/16 - 5/01/37                                    $ 16,579          $  16,444,832
                                       5.735%, 4/01/37                                                 2,679              2,726,211
                                       5.87%, 4/01/37                                                  3,115              3,159,683
                                       6.00%, 4/01/16 - 10/01/17                                       2,230              2,285,452
                                       6.50%, 7/01/15 - 8/01/32                                          366                381,973
                                       7.00%, 1/01/11 - 11/01/32                                       2,049              2,163,448
                                       7.50%, 7/01/10 - 9/01/32                                          477                512,616
                                       8.00%, 11/01/24 - 3/01/32                                         260                282,015
                                       8.50%, 5/01/28 - 8/01/30                                           24                 26,288
                                       9.00%, 9/01/14                                                      7                  7,113
                                       9.50%, 2/01/19                                                     94                102,916
                                       10.00%, 3/01/10 - 9/01/17                                          13                 13,784
                                       10.50%, 4/01/16                                                    12                 12,929
                                       11.00%, 9/01/16                                                     8                  8,814
                                       11.50%, 8/01/15                                                     2                  2,011
                                       12.50%, 2/01/14                                                     9                 10,502
                                   Ginnie Mae MBS Certificates:
                                       4.50%, 9/15/35                                                  2,362              2,203,542
                                       5.00%, 4/15/35 - 5/15/36                                        6,536              6,355,069
                                       5.50%, 1/15/35 - 8/15/38 (d)                                   13,564             13,511,781
                                       6.00%, 4/20/26 - 6/15/35                                        5,833              5,941,878
                                       6.50%, 2/15/14 - 11/15/34                                       1,396              1,447,794
                                       7.00%, 4/15/13 - 10/15/31                                         784                835,280
                                       7.50%, 3/15/24 - 3/15/32                                          279                300,176
                                       8.00%, 12/15/22 - 6/15/31                                         164                179,408
                                       8.50%, 11/15/17 - 3/15/31                                          62                 68,199
                                       9.00%, 4/15/18 - 11/15/24                                          54                 59,454
                                       9.50%, 9/15/21                                                      2                  1,695
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Agency
                                   Mortgage-Backed Securities - 67.1%                                                   233,922,106
-----------------------------------------------------------------------------------------------------------------------------------

                                   U.S. Government Agency Mortgage - Backed Securities -
                                   Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                   Fannie Mae Trust:
                                       Series 2006-116 Class VC, 6%, 2/25/16                           2,149              2,222,250
                                       Series 2007-32 Class KP, 5.50%, 4/25/37                         5,770              5,883,030
                                   Freddie Mac Multiclass Certificates:
                                       Series 2684 Class SP, 4.986%, 1/15/33 (a)(e)                      445                 74,120
                                       Series 2870 Class AH, 5%, 12/15/23                              1,668              1,678,683
                                       Series 3208 Class PS, 4.586%, 8/15/36 (a)(e)                    2,228                251,386
                                       Series 3294 Class NA, 5.50%, 7/15/27                            2,393              2,442,592
                                       Series 3316 Class SB, 4.729%, 8/15/35 (a)(e)                      404                 46,807
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Agency Mortgage - Backed
                                   Securities - Collateralized Mortgage Obligations - 3.6%                               12,598,868
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                        Par
State                              Municipal Bonds                                                     (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.2%                    Illinois State, General Obligation Bonds, 5.10%,
                                   6/01/33                                                            $  662          $     623,167
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%                       Dallas, Texas, General Obligation Bonds, Series C,
                                   5.25%, 2/15/24                                                        764                759,668
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds - 0.4%                                                           1,382,835
-----------------------------------------------------------------------------------------------------------------------------------

Industry                           Non-U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage            American Home Mortgage Assets Series 2006-6 Class
Obligations - 8.4%                 A1A, 2.673%, 12/25/46 (a)                                             492                339,669
                                   Bear Stearns Adjustable Rate Mortgage Trust Series
                                   2007-4 Class 22A1, 6.001%, 6/25/47 (a)                              6,083              5,599,855
                                   Citigroup Mortgage Loan Trust, Inc. Series 2005-4
                                   Class A, 5.344%, 8/25/35 (a)(c)                                     6,133              5,746,713
                                   Countrywide Alternative Loan Trust (a):
                                       Series 2006-01A0 Class 1A1, 4.488%, 8/25/46                       432                354,067
                                       Series 2006-0A21 Class A1, 2.672%, 3/20/47                      1,067                748,414
                                   Countrywide Home Loan Mortgage Pass-Through Trust:
                                       Series 2006-0A5 Class 2A1, 2.683%,
                                       4/25/46 (a)                                                       483                344,642
                                       Series 2007-16 Class A1, 6.50%, 10/25/37                        1,358              1,329,636
                                   Credit Suisse Mortgage Capital Certificate Series
                                   2006-8 Class 3A1, 6%, 10/25/21                                        693                640,686
                                   Deutsche Alt-A Securities, Inc. Series 2006-0A1
                                   Class A1, 2.683%, 2/25/47 (a)                                         670                482,557
                                   GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
                                   2.673%, 8/25/46 (a)                                                 1,312              1,049,459
                                   Harborview Mortgage Loan Trust Series 2006-9 Class
                                   2A1A, 2.693%, 11/19/36 (a)                                            834                587,363
                                   JPMorgan Mortgage Trust:
                                       Series 2006-S2 Class 2A2, 5.875%, 7/25/36                         311                304,292
                                       Series 2007-S1 Class 1A2, 5.50%, 3/25/22                          239                230,741
                                   Residential Accredit Loans, Inc., Class A1 (a):
                                       Series 2006-QA9 2.663%, 11/25/36                                3,342              2,071,560
                                       Series 2007-Q02 2.633%, 2/25/47                                   644                458,927
                                   Thornburg Mortgage Securities Trust Series 2005-4
                                   Class A4, 2.593%, 12/25/45                                          3,023              2,999,504
                                   WaMu Mortgage Pass Through Certificates,
                                   Class 1A (a):
                                       Series 2007-0A4, 4.298%, 5/25/47                                  559                413,733
                                       Series 2007-0A5, 4.278%, 6/25/47                                  963                780,636
                                   Wells Fargo Mortgage Backed Securities Trust Series
                                   2004-S Class A6, 3.541%, 9/25/34 (a)                                3,000              2,982,871
                                   Zuni Mortgage Loan Trust Series 2006-0A1 Class A1,
                                   2.523%, 8/25/36                                                     1,980              1,889,774
                                                                                                                      -------------
                                                                                                                         29,355,099
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Non-U.S. Government Agency Mortgage-Backed                          Par
                                   Securities (concluded)                                             (000)               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed         Banc of America Commercial Mortgage, Inc.:
Securities - 14.2%                     Series 2002-PB2 Class A3, 6.085%, 6/11/35 (f)                 $ 2,030          $   2,048,562
                                       Series 2005-4 Class A5A, 4.933%, 7/10/45                        1,676              1,584,888
                                   Bear Stearns Commercial Mortgage Securities Series
                                   2005-PWR8 Class AJ, 4.75%, 6/11/41 (c)                              1,194              1,019,982
                                   CS First Boston Mortgage Securities Corp. Series
                                   2001-CK1 Class C, 6.73%, 12/18/35                                   1,323              1,363,916
                                   Citigroup/Deutsche Bank Commercial Mortgage Trust
                                   Series 2007-CD4 Class A4, 5.322%, 12/11/49                          3,980              3,679,169
                                   First Union NB-Bank of America Commercial Mortgage
                                   Trust Series 2001-C1 Class A2, 6.136%, 3/15/33                      1,726              1,756,618
                                   GE Capital Commercial Mortgage Corp. Series 2005-C1
                                   Class A2, 4.353%, 6/10/48                                           2,021              2,004,319
                                   GS Mortgage Securities Corp. II:
                                       Series 2004-GG2 Class A5, 5.279%, 8/10/38 (a)                   1,433              1,405,725
                                       Series 2005-GG4 Class A4, 4.761%, 7/10/39                       1,622              1,521,842
                                   JPMorgan Chase Commercial Mortgage
                                   Securities Corp.:
                                       Series 2001-CIB3 Class A3, 6.465%, 11/15/35 (c)                 1,860              1,910,888
                                       Series 2001-CIB3 Class B, 6.678%, 11/15/35                      1,598              1,653,878
                                       Series 2001-CIBC Class B, 6.446%, 3/15/33                       2,242              2,298,504
                                       Series 2005-LDP4 Class AM, 4.999%, 10/15/42 (a)                 1,345              1,253,964
                                       Series 2006-LDP7 Class A4, 6.066%, 4/15/45 (a)                  2,014              1,978,320
                                   LB-UBS Commercial Mortgage Trust:
                                       Series 2003-C8 Class A4, 5.124%, 11/15/32 (a)                   1,433              1,397,578
                                       Series 2005-C2 Class A2, 4.821%, 4/15/30                        2,966              2,959,612
                                       Series 2008-C1 Class A2, 6.317%, 4/15/41                          550                557,755
                                   Morgan Stanley Capital I:
                                       Series 1999-RM1 Class A2, 6.71%, 12/15/31 (a)                     757                759,199
                                       Series 1999-WF1 Class B, 6.32%, 11/15/31 (a)(c)                 3,907              3,913,737
                                       Series 2005-T19 Class A2, 4.725%, 6/12/47                       1,856              1,841,755
                                       Series 2007-HQ13 Class A1, 5.357%, 12/15/44                     3,020              2,984,237
                                       Series 2007-IQ15 Class A4, 5.882%, 6/11/49 (a)                  2,725              2,622,137
                                       Series 2007-IQ16 Class A4, 5.809%, 12/12/49                     1,275              1,210,436
                                       Series 2007-T27 Class A4, 5.804%, 6/13/42 (a)(c)                3,135              2,971,606
                                   Wachovia Bank Commercial Mortgage Trust Series 2006-C29
                                   Class A4, 5.308%, 11/15/48                                          2,825              2,648,253
                                                                                                                      -------------
                                                                                                                         49,346,880
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Non-U.S. Government Agency
                                   Mortgage-Backed Securities - 22.6%                                                    78,701,979
-----------------------------------------------------------------------------------------------------------------------------------

                                   U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                   Private Export Funding Corp., 3.55%, 4/15/13                        3,600              3,486,794
                                   Tennessee Valley Authority Series E, 6.25%,
                                   12/15/17                                                            1,020              1,133,077

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Par
                                   U.S. Government Obligations (concluded)                            (000)               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   U.S. Treasury Inflation Indexed Bonds:
                                       2.375%, 1/15/25                                               $ 1,200          $   1,433,985
                                       2%, 1/15/26                                                       825                885,163
                                   U.S. Treasury Notes, 3.875%, 5/15/18                                1,760              1,745,288
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Obligations - 2.5%                                               8,684,307
-----------------------------------------------------------------------------------------------------------------------------------

Industry                           Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%             Lehman Brothers Holdings Capital Trust V,
                                   5.857% (a)(b)                                                         120                 78,300
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%            Wachovia Corp. Series K, 7.98% (a)(b)                               1,200              1,102,080
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Capital Trusts - 0.3%                                                            1,180,380
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Long-Term Investments
                                   (Cost - $452,849,594) - 128.7%                                                       448,555,480
-----------------------------------------------------------------------------------------------------------------------------------

                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency             Federal Home Loan Bank, 2.07%, 7/07/08 (g)                          2,000              1,999,310
Obligations - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities
                                   (Cost - $1,999,310) - 0.6%                                                             1,999,310
-----------------------------------------------------------------------------------------------------------------------------------


                                   Options Purchased                                                 Contracts (h)
-----------------------------------------------------------------------------------------------------------------------------------
Call Swaptions Purchased           Pay a fixed rate of 5.78% and receive a floating rate
                                   based 3-month LIBOR, expiring August 2010, Broker
                                   Deutsche Bank AG (i)                                                   12                310,248
-----------------------------------------------------------------------------------------------------------------------------------
Put Swaptions Purchased            Receive a fixed rate of 5.78% and pay a floating rate
                                   based on 3-month LIBOR, expiring August 2010, Broker
                                   Deutsche Bank AG (i)                                                   12                900,648
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Options Purchased
                                   (Cost - $919,200) - 0.3%                                                               1,210,896
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments Before TBA Commitments
                                   (Cost - $455,768,104*) - 129.6%                                                      451,765,686
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Par
                                   TBA Sale Commitments                                               (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                   Fannie Mae Guaranteed Pass Through Certificates:
                                        4.50%, 2/01/19 - 7/15/23                                   $ (18,200)           (17,605,297)
                                        5.50%, 7/15/23 - 7/15/38                                     (31,000)           (31,010,506)
                                        6.00%, 2/01/13 - 7/15/38                                        (800)              (807,969)
                                        6.50%,12/01/25 - 10/01/36                                     (1,300)            (1,338,780)
                                   Freddie Mac Mortgage Participation Certificates:
                                        5.00%, 11/01/17 - 2/01/36                                    (13,200)           (12,958,052)
                                        5.50%, 12/01/16 - 5/01/37                                     (7,800)            (7,691,463)

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                       Par
                                   TBA Sale Commitments (concluded)                                   (000)               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Ginnie Mae MBS Certificates:
                                       6.00%, 4/20/26 - 6/15/35                                     $ (3,000)         $  (3,049,854)
                                       6.50%, 2/15/14 - 11/15/34                                      (1,300)            (1,343,562)
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total TBA Sale Commitments
                                   (Proceeds - $75,649,624) - (21.7%)                                                   (75,805,483)
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments, Net of TBA Sale Commitments - 107.9%                              375,960,203

                                   Liabilities in Excess of Other Assets - (7.9%)                                       (27,355,170)
                                                                                                                      -------------
                                   Net Assets - 100.0%                                                                $ 348,605,033
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 456,460,004
                                                                  =============
      Gross unrealized appreciation                               $   2,775,500
      Gross unrealized depreciation                                  (7,469,818)
                                                                  -------------
      Net unrealized depreciation                                 $  (4,694,318)
                                                                  =============

(a)   Variable rate security. Rate shown is as of report date.
(b)   Security is perpetual in nature and has no stated maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(d) Represents or includes a to-be-announced transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.
(e) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(f) All, or a portion of security, pledged as collateral in connection with open financial futures contracts.
(g) The interest rates shown reflect the discount rate paid at time of purchase.
(h)   One contract represents a notional amount of $1,000,000.
(i) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a pre-determined interest rate swap contract upon exercise of the swaption.
o Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------
                                                     Purchase        Sale         Realized        Interest
                                                       Cost          Cost           Gain           Income
      Affiliate
      ----------------------------------------------------------------------------------------------------
      The PNC Funding Corp., 4.20%, 3/10/08             --        $ 367,827        $ 173          $ 2,887
      ----------------------------------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)

o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------
                                                                                                  Unrealized
                                                            Expiration              Face         Appreciation
      Contracts                  Issue                         Date                Value        (Depreciation)
      -------------------------------------------------------------------------------------------------------
      365               10-Year U.S. Treasury Bond        September 2008       $ 41,592,462      $ (10,978)
      82                30-Year U.S. Treasury Bond        September 2008       $  9,323,572        155,116
      206                   Euro Dollar Future              March 2009         $ 49,806,428        (16,228)
      25                    Euro Dollar Future              June 2009          $  6,058,388        (29,013)
      -------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                              $  98,897
                                                                                                 =========

o     Financial futures contracts sold as of June 30, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------
                                                                                                  Unrealized
                                                            Expiration              Face         Appreciation
      Contracts                  Issue                         Date                Value        (Depreciation)
      -------------------------------------------------------------------------------------------------------
      21                2-Year U.S. Treasury Bond         September 2008       $ 10,726,903      $ (44,456)
      504               5-Year U.S. Treasury Bond         September 2008       $ 55,885,803        166,240
      65                   Euro Dollar Future               June 2010          $ 15,659,980        129,043
      -------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                              $ 250,827
                                                                                                 =========

o     Swaps outstanding as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                     Notional      Unrealized
                                                                                      Amount      Appreciation
                                                                                      (000)      (Depreciation)
      --------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.034% and pay a floating rate based on
      3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires December 2009                                                          $ 15,300      $   158,087

      Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Financing
      Expires December 2009                                                          $ 11,900          131,199

      Pay a fixed rate of 3.535% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Financing
      Expires January 2010                                                           $ 27,400          (65,711)

      Receive a fixed rate of 5.1405% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires August 2012                                                            $ 21,700          817,003

      Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires September 2012                                                         $ 43,000        1,162,476

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)

o     Swaps outstanding as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                     Notional      Unrealized
                                                                                      Amount      Appreciation
                                                                                      (000)      (Depreciation)
      --------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.9775% and pay a floating rate based on
      3-month LIBOR

      Broker, Lehman Brothers Special Financing
      Expires September 2012                                                         $ 35,000      $ 1,093,117

      Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank, NA
      Expires July 2017                                                              $  6,500         (488,575)

      Pay a fixed rate of 5.762% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                                                              $ 25,200       (2,125,144)

      Receive a fixed rate of 5.324% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank, NA
      Expires August 2017                                                            $ 11,500          599,877

      Pay a fixed rate of 5.16625% and receive a floating rate based on 3-month $ LIBOR

      Broker, Lehman Brothers Special Financing
      Expires September 2017                                                         $ 19,800         (785,480)

      Pay a fixed rate of 4.54% and receive a floating rate based on 3-month LIBOR

      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2017                                                          $  7,100           56,882

      Pay a fixed rate of 4.31% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2018                                                           $  3,700           98,607

      Pay a fixed rate of 4.585% and receive a floating rate based on 3-month LIBOR

      Broker, CS First Boston
      Expires January 2018                                                           $  2,500           13,872
      --------------------------------------------------------------------------------------------------------
      Total                                                                                        $   666,210
                                                                                                   ===========

      See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            --------------------------------------------------------------------
            Valuation                    Investments in          Other Financial
            Inputs                         Securities              Instruments*
            --------------------------------------------------------------------
            Level 1                       $         --            $    349,725
            Level 2                        374,749,307               1,877,106
            Level 3                                 --                      --
            --------------------------------------------------------------------
            Total                         $374,749,307            $  2,226,831
            ====================================================================
            * Other financial instruments are swaps, futures and options.

                                          Master Core Bond Enhanced Index Series

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)
===================================================================================================================================
Assets:            Investments at value - unaffiliated (cost - $455,768,104) .....................................    $ 451,765,686
                   Unrealized appreciation on swaps ..............................................................        4,131,120
                   Cash ..........................................................................................           53,552
                   Investments sold receivable ...................................................................       77,086,136
                   Interest receivable ...........................................................................        2,484,186
                   Swaps receivable ..............................................................................        1,557,127
                   Principal paydowns receivable .................................................................           54,797
                   Prepaid expenses ..............................................................................            9,258
                   Other assets ..................................................................................           48,519
                                                                                                                      -------------
                   Total assets ..................................................................................      537,190,381
                                                                                                                      -------------
===================================================================================================================================
Liabilities:       Unrealized depreciation on swaps ..............................................................        3,464,910
                   TBA sale commitments at value (proceeds received - $75,649,624) ...............................       75,805,483
                   Investments purchased payable .................................................................      107,555,880
                   Swaps payable .................................................................................        1,336,975
                   Withdrawals payable to Investors ..............................................................          118,766
                   Margin variation payable ......................................................................           50,815
                   Investment advisory fees payable ..............................................................            3,193
                   Other affiliates payable ......................................................................            3,193
                   Officer's and Directors' fees payable .........................................................               71
                   Other accrued expenses payable ................................................................           75,247
                   Other liabilities .............................................................................          170,815
                                                                                                                      -------------
                   Total liabilities .............................................................................      188,585,348
                                                                                                                      -------------
===================================================================================================================================
Net Assets:        Net assets ....................................................................................    $ 348,605,033
                                                                                                                      =============
===================================================================================================================================
Net Assets         Investors' capital ............................................................................    $ 351,747,376
Consist of:        Net unrealized appreciation/depreciation ......................................................       (3,142,343)
                                                                                                                      -------------
                   Net assets ....................................................................................    $ 348,605,033
                                                                                                                      =============
===================================================================================================================================

                   See Notes to Financial Statements.

                                          Master Core Bond Enhanced Index Series

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment         Interest (including $2,887 from affiliates) ...................................................      $ 9,714,584
Income:                                                                                                                 -----------
===================================================================================================================================
Expenses:          Accounting services ...........................................................................           71,456
                   Professional ..................................................................................           50,427
                   Custodian .....................................................................................           28,357
                   Investment advisory ...........................................................................           19,766
                   Officer and Directors .........................................................................           10,911
                   Printing ......................................................................................            1,799
                   Miscellaneous .................................................................................           39,300
                                                                                                                        -----------
                   Total expenses ................................................................................          222,016
                   Less fees paid indirectly .....................................................................           (2,544)
                                                                                                                        -----------
                   Total expenses after fees paid indirectly .....................................................          219,472
                                                                                                                        -----------
                   Net investment income .........................................................................        9,495,112
                                                                                                                        -----------
===================================================================================================================================
Realized and       Net realized gain (loss) from:
Unrealized Gain        Investments (including $173 from affiliates) ..............................................         (592,171)
(Loss):                Futures and swaps .........................................................................           45,013
                       Options written ...........................................................................           31,137
                       TBA sale commitments ......................................................................         (378,969)
                                                                                                                        -----------
                                                                                                                           (894,990)
                                                                                                                        -----------
                   Net change in unrealized appreciation/depreciation on:
                       Investments ...............................................................................       (7,235,508)
                       Futures and swaps .........................................................................          346,436
                       Options written ...........................................................................           (4,923)
                       TBA sale commitments ......................................................................          119,861
                                                                                                                        -----------
                                                                                                                         (6,774,134)
                                                                                                                        -----------
                   Total realized and unrealized loss ............................................................       (7,669,124)
                                                                                                                        -----------
                   Net Increase in Net Assets Resulting from Operations ..........................................      $ 1,825,988
                                                                                                                        ===========
===================================================================================================================================

                   See Notes to Financial Statements.

                                          Master Core Bond Enhanced Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   Six Months Ended     Year Ended
                                                                                                    June 30, 2008      December 31,
                   Increase (Decrease) in Net Assets:                                                (Unaudited)           2007
===================================================================================================================================
Operations:        Net investment income ........................................................   $   9,495,112     $  25,332,419
                   Net realized loss ............................................................        (894,990)         (901,688)
                   Net change in unrealized appreciation/depreciation ...........................      (6,774,134)        5,916,943
                                                                                                    -------------     -------------
                   Net increase in net assets resulting from operations .........................       1,825,988        30,347,674
                                                                                                    -------------     -------------
===================================================================================================================================
Capital            Proceeds from contributions ..................................................      32,945,662        38,101,851
Transactions:      Fair value of withdrawals ....................................................     (72,178,525)     (477,888,382)
                                                                                                    -------------     -------------
                   Net decrease in net assets derived from capital transactions .................     (39,232,863)     (439,786,531)
                                                                                                    -------------     -------------
===================================================================================================================================
Net Assets:        Total decrease in net assets .................................................     (37,406,875)     (409,438,857)
                   Beginning of period ..........................................................     386,011,908       795,450,765
                                                                                                    -------------     -------------
                   End of period ................................................................   $ 348,605,033     $ 386,011,908
                                                                                                    =============     =============
===================================================================================================================================

                   See Notes to Financial Statements.

                                          Master Core Bond Enhanced Index Series

FINANCIAL HIGHLIGHTS

                                                           Six Months
                                                             Ended                          Year Ended December 31,
                                                         June 30, 2008    ---------------------------------------------------------
                                                           (Unaudited)      2007        2006         2005         2004       2003
===================================================================================================================================
Total          Total investment return ...................       0.60% 1      6.83%       4.48%         2.48%       4.58%      3.92%
Investment                                                   ========     ========    ========    ==========    ========   ========
Return:
===================================================================================================================================
Ratios to      Total expenses after fees paid indirectly
Average Net        and excluding interest expense ........       0.11% 2      0.11%       0.08%         0.06%       0.06%      0.06%
Assets:                                                      ========     ========    ========    ==========    ========   ========
               Total expenses ............................       0.11% 2      0.11%       0.08%         0.06%       0.06%      0.06%
                                                             ========     ========    ========    ==========    ========   ========
               Net investment income .....................       4.79% 2      5.12%       4.94%         4.41%       4.13%      4.22%
                                                             ========     ========    ========    ==========    ========   ========
===================================================================================================================================
Supplemental   Net assets, end of period (000) ...........   $348,605     $386,012    $795,451    $1,004,583    $840,221   $883,027
Data:                                                        ========     ========    ========    ==========    ========   ========
               Portfolio turnover ........................        278% 3       193%        155%          147%        159%       137%
                                                             ========     ========    ========    ==========    ========   ========
===================================================================================================================================

      1     Aggregate total investment return.
      2     Annualized.
      3     Includes TBA transactions, excluding these transactions the portfolio turnover would have been 103%.

            See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue nontransferable interests in the Series subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Series' pricing service or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. TBA commitments are valued at the current market value of the underlying securities.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the option. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

      o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). European options are exercised at maturity date only.

            A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

      o Swap options - Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

      o Swaps -- The Series may enter into swap agreements in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contract, if any.

            Credit Default Swaps -- Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

            Interest Rate Swaps -- Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Asset-Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company's senior debt securities.

Collateralized Mortgage Obligations: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by GNMA, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities.

Classes of CMOs include interest only ("IOs"), principal only ("POs"), planned amortization classes ("PACs") and targeted amortization classes ("TACs"). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Mortgage-Backed Securities: The Series may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of FNMA, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The Series invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Mortgage Dollar Rolls: The Series may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Series, and the income from these investments will generate income for the Series.

If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Series compared with what the performance would have been without the use of dollar rolls.

TBA Commitments: The Series may enter into to-be-announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Series' other assets.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01%, of the average daily value of the Series' net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $3,227 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments (including paydowns, TBA transactions and excluding short-term securities), for the six months ended June 30, 2008 were $1,139,510,681 and $1,073,210,104, respectively.

Transactions in call options written for the six months ended June 30, 2008 were as follows:

================================================================================
                                                                        Premiums
                                                          Contracts     Received
================================================================================
Outstanding call options written,
  beginning of period ................................          37     $ 21,110
Options written ......................................          19       10,026
Options expired ......................................         (56)     (31,136)
                                                          --------     --------
Outstanding call options written,
  end of period ......................................          --           --
                                                          ========     ========
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

    MASTER CORE BOND ENHANCED INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Core Bond Enhanced Index Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Lehman U.S. Aggregate Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted with favor that Blackrock had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months. The Board considered BlackRock's planned changes in the organization of its fixed-income management.

            The Board noted that the Portfolio's investment performance in the three- and five-year periods reported was better than the investment performance of the Lehman U.S. Aggregate Index, its benchmark index.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and trade execution practices throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Master LLC Howard Surloff, Secretary


Custodian

State Street Bank and
Trust Company
Princeton, NJ 08540

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800)-441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 22, 2008